Subsequent events (Details Narrative) - Subsequent Event [Member] - USD ($) $ in Thousands	Dec. 07, 2022	Oct. 07, 2022	Feb. 07, 2022
Subsequent Event [Line Items]
Reverse stock split	1-for-25 reverse stock split of the Company’s issued and outstanding shares of common stock
Shares purchase aggreement [Member]
Subsequent Event [Line Items]
Sale of stock, cash consideration			$ 1,000,000
Sale of Stock, Number of Shares Issued in Transaction			111,602
Earn out percentage			10.00%
Cash consideration sellers in five installments description			The Equity Consideration is payable to the Sellers according to the following payment schedule: (i) 50% at closing, and (ii) the remaining 50% will be issued in eight equal quarterly installments until the lapse of two years from closing, subject to certain downward post-closing adjustment
Shares purchase aggreement [Member] | At Closing [Member]
Subsequent Event [Line Items]
Sale of stock, cash consideration			$ 300,000
Shares purchase aggreement [Member] | On two-year anniversary [Member]
Subsequent Event [Line Items]
Sale of stock, cash consideration			350,000
Shares purchase aggreement [Member] | On three-year anniversary [Member]
Subsequent Event [Line Items]
Sale of stock, cash consideration			$ 350,000
Shares purchase aggreement [Member] | Orgad international marketing ltd [member]
Subsequent Event [Line Items]
Equity Method Investment, Ownership Percentage			100.00%
Share Purchase Agreement [Member] | Naiz Bespoke Technologies [Member]
Subsequent Event [Line Items]
Sale of Stock, Number of Shares Issued in Transaction		240,000
Cash consideration sellers in five installments description		The Cash Consideration will be paid to the Sellers in five installments, according to the following payment schedule: (i) US$500,000 at closing, (ii) up to US$500,000 within 45 days of the Company’s receipt of Naiz’s 2022 audited financial statements, (iii) up to US$350,000 within 45 days of the Company’s receipt of Naiz’s unaudited financial statements for the six months ended June 30, 2023, (iv) up to US$350,000 within 45 days of the Company’s receipt of Naiz’s unaudited financial statements for the six months ended December 31, 2023, and (v) up to US$350,000 within 45 days of the Company’s receipt of Naiz’s 2024 audited financial statements; provided that in the case of the second, third, fourth and fifth installments certain revenue targets are met.
Sale of Stock, Percentage of Ownership after Transaction		19.90%
Shortfall value		$ 459,240
Share Purchase Agreement [Member] | Naiz Bespoke Technologies [Member] | Maximum [Member]
Subsequent Event [Line Items]
Sale of Stock, Consideration Received on Transaction		$ 2,050,000